UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number: ____________
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal

Title: Vice President - Investments of Honeywell International Inc.
Phone: (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal  Morris Township, New Jersey  October 9, 2012
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         111

Form 13F Information Table Value Total:         $3,046,288

                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

1.         28-7176                   Honeywell Capital Management LLC

                                   13F REPORT

                               September 30, 2012

             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.


COLUMN 1                      COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5                  COLUMN 6  COLUMN 7      COLUMN 8
                              TITLE OF     CUSIP        VALUE     SHRS OR                 INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS      NUMBER     (x$1000)     PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------- ----------  ---------- ------ -------- ---------- -------- ---------  ------ ----
COVIDIEN PLC                    SHS      G2554F113 $   28,126 $   473,350   SH      N/A     DEFINED   DEFINED   473,350
ENSCO PLC                   SHS CLASS A  G3157S106 $    8,184 $   150,000   SH      N/A     DEFINED   DEFINED   150,000
CHECK POINT SOFTWARE
   TECH LT                      ORD      M22465104 $   18,518 $   384,500   SH      N/A     DEFINED   DEFINED   384,500
NIELSEN HOLDINGS N V            COM      N63218106 $   14,001 $   467,000   SH      N/A     DEFINED   DEFINED   467,000
AT&T INC                        COM      00206R102 $   35,815 $   950,000   SH      N/A     DEFINED   DEFINED   950,000
ABBOTT LAB                      COM      002824100 $   12,341 $   180,000   SH      N/A     DEFINED   DEFINED   180,000
AECOM TECHNOLOGY CORP
   DELAWA                       COM      00766T100 $    7,533 $   356,000   SH      N/A     DEFINED   DEFINED   356,000
AIR PROD & CHEM INC             COM      009158106 $   35,743 $   432,200   SH      N/A     DEFINED   DEFINED   432,200
ALLEGHENY TECHNOLOGIES INC      COM      01741R102 $    9,570 $   300,000   SH      N/A     DEFINED   DEFINED   300,000
ALLERGAN INC                    COM      018490102 $   28,133 $   307,200   SH      N/A     DEFINED   DEFINED   307,200
ALTERA CORP                     COM      021441100 $   11,239 $   330,718   SH      N/A     DEFINED   DEFINED   330,718
AMERICAN INTERNATIONAL
   GROUP INC                    COM      026874784 $   20,002 $   610,000   SH      N/A     DEFINED   DEFINED   610,000
AMERISOURCEBERGEN CORP          COM      03073E105 $   25,162 $   650,000   SH      N/A     DEFINED   DEFINED   650,000
AMERIPRISE FINL INC             COM      03076C106 $   26,531 $   468,000   SH      N/A     DEFINED   DEFINED   468,000
APACHE CORP                     COM      037411105 $   14,077 $   162,800   SH      N/A     DEFINED   DEFINED   162,800
APPLE INC                       COM      037833100 $  110,698 $   165,900   SH      N/A     DEFINED   DEFINED   165,900
BE AEROSPACE INC                COM      073302101 $  252,660 $ 6,000,000   SH      N/A     DEFINED   DEFINED 6,000,000
BEAM INC                        COM      073730103 $   17,343 $   301,400   SH      N/A     DEFINED   DEFINED   301,400
BEMIS CO INC                    COM      081437105 $    8,796 $   279,500   SH      N/A     DEFINED   DEFINED   279,500
BERKSHIRE HATHAWAY INC DEL    CL B NEW   084670702 $   42,124 $   477,600   SH      N/A     DEFINED   DEFINED   477,600
BLACKROCK INC                   COM      09247X101 $   29,206 $   163,800   SH      N/A     DEFINED   DEFINED   163,800
BLACKSTONE GROUP L P        COM UNIT LTD 09253U108 $   28,793 $ 2,016,300   SH      N/A     DEFINED   DEFINED 2,016,300
BOEING CO                       COM      097023105 $   19,981 $   287,000   SH      N/A     DEFINED   DEFINED   287,000
BROADCOM CORP                   CL A     111320107 $   22,283 $   644,400   SH      N/A     DEFINED   DEFINED   644,400
CIGNA CORPORATION               COM      125509109 $   25,000 $   530,000   SH      N/A     DEFINED   DEFINED   530,000
CSX CORP                        COM      126408103 $   26,745 $ 1,288,900   SH      N/A     DEFINED   DEFINED 1,288,900
CVS CAREMARK CORP               COM      126650100 $   42,711 $   882,100   SH      N/A     DEFINED   DEFINED   882,100
CAMERON INTL CORP               COM      13342B105 $   14,018 $   250,000   SH      N/A     DEFINED   DEFINED   250,000
CAPITAL ONE FINL CORP           COM      14040H105 $   17,742 $   311,200   SH      N/A     DEFINED   DEFINED   311,200
CARDINAL HLTH INC               COM      14149Y108 $    2,549 $    65,419   SH      N/A     DEFINED   DEFINED    65,419
CELGENE CORP                    COM      151020104 $   33,448 $   437,800   SH      N/A     DEFINED   DEFINED   437,800
CHEVRON CORP                    COM      166764100 $   62,768 $   538,500   SH      N/A     DEFINED   DEFINED   538,500
CISCO SYSTEMS INC               COM      17275R102 $   30,544 $ 1,600,000   SH      N/A     DEFINED   DEFINED 1,600,000
CITIGROUP INC                 COM NEW    172967424 $   31,843 $   973,200   SH      N/A     DEFINED   DEFINED   973,200
COCA COLA CO                    COM      191216100 $   42,724 $ 1,126,400   SH      N/A     DEFINED   DEFINED 1,126,400
COCA-COLA ENTERPRISES
   INC NE                       COM      19122T109 $   17,406 $   556,650   SH      N/A     DEFINED   DEFINED   556,650
COLGATE-PALMOLIVE CO            COM      194162103 $   20,779 $   193,800   SH      N/A     DEFINED   DEFINED   193,800
COMCAST CORP NEW                CL A     20030N101 $   27,711 $   774,700   SH      N/A     DEFINED   DEFINED   774,700
CONAGRA FOODS INC               COM      205887102 $   12,349 $   447,600   SH      N/A     DEFINED   DEFINED   447,600
CONS EDISON INC                 COM      209115104 $   10,241 $   171,000   SH      N/A     DEFINED   DEFINED   171,000
DANAHER CORP                    COM      235851102 $   26,593 $   482,200   SH      N/A     DEFINED   DEFINED   482,200
WALT DISNEY CO                  COM      254687106 $   32,293 $   617,700   SH      N/A     DEFINED   DEFINED   617,700
DISCOVERY COMMUNICATIONS
   INC NEW                   COM SER A   25470F104 $   16,820 $   282,065   SH      N/A     DEFINED   DEFINED   282,065
DOLLAR GEN CORP NEW             COM      256677105 $   24,677 $   478,800   SH      N/A     DEFINED   DEFINED   478,800
DUKE ENERGY CORP NEW          COM NEW    26441C204 $   16,200 $   250,000   SH      N/A     DEFINED   DEFINED   250,000
EMC CORP                        COM      268648102 $   23,111 $   847,500   SH      N/A     DEFINED   DEFINED   847,500
EATON CORP                      COM      278058102 $   30,152 $   638,000   SH      N/A     DEFINED   DEFINED   638,000
ENERGIZER HLDGS INC             COM      29266R108 $   16,034 $   214,900   SH      N/A     DEFINED   DEFINED   214,900
EXPRESS SCRIPTS HLDG CO         COM      30219G108 $   27,825 $   444,000   SH      N/A     DEFINED   DEFINED   444,000
EXXON MOBIL CORP                COM      30231G102 $  100,586 $ 1,099,900   SH      N/A     DEFINED   DEFINED 1,099,900
FORD MTR CO DEL            COM PAR $0.01 345370860 $   18,077 $ 1,833,400   SH      N/A     DEFINED   DEFINED 1,833,400
GENERAL ELECTRIC CO             COM      369604103 $   50,830 $ 2,238,200   SH      N/A     DEFINED   DEFINED 2,238,200
GLAXOSMITHKLINE PLC        SPONSORED ADR 37733W105 $    9,775 $   211,400   SH      N/A     DEFINED   DEFINED   211,400
GOOGLE INC CL A CL A            COM      38259P508 $   31,161 $    41,300   SH      N/A     DEFINED   DEFINED    41,300
INTEL CORP                      COM      458140100 $   24,948 $ 1,100,000   SH      N/A     DEFINED   DEFINED 1,100,000
JPMORGAN CHASE & CO             COM      46625H100 $   59,279 $ 1,464,400   SH      N/A     DEFINED   DEFINED 1,464,400
JOHNSON & JOHNSON               COM      478160104 $   62,329 $   904,500   SH      N/A     DEFINED   DEFINED   904,500
JOY GLOBAL INC                  COM      481165108 $   13,174 $   235,000   SH      N/A     DEFINED   DEFINED   235,000
KRAFT FOODS INC                 CL A     50075N104 $   51,026 $ 1,234,000   SH      N/A     DEFINED   DEFINED 1,234,000
LAS VEGAS SANDS CORP            COM      517834107 $   14,927 $   321,900   SH      N/A     DEFINED   DEFINED   321,900
MC DONALDS CORP                 COM      580135101 $   41,930 $   457,000   SH      N/A     DEFINED   DEFINED   457,000
MEDTRONIC INC                   COM      585055106 $   11,211 $   260,000   SH      N/A     DEFINED   DEFINED   260,000
METLIFE INC                     COM      59156R108 $   39,360 $ 1,142,200   SH      N/A     DEFINED   DEFINED 1,142,200
MICROSOFT CORP                  COM      594918104 $   61,180 $ 2,054,400   SH      N/A     DEFINED   DEFINED 2,054,400
MICROCHIP TECHNOLOGY INC        COM      595017104 $   20,823 $   636,000   SH      N/A     DEFINED   DEFINED   636,000
MICRON TECH INC                 COM      595112103 $   11,671 $ 1,950,000   SH      N/A     DEFINED   DEFINED 1,950,000
MONSANTO CO NEW COM             COM      61166W101 $   23,520 $   258,400   SH      N/A     DEFINED   DEFINED   258,400
MORGAN STANLEY                COM NEW    617446448 $   16,139 $   964,100   SH      N/A     DEFINED   DEFINED   964,100
MOSAIC CO/THE                   COM      61945C103 $   12,271 $   213,000   SH      N/A     DEFINED   DEFINED   213,000
NYSE EURONEXT                   COM      629491101 $    8,196 $   332,500   SH      N/A     DEFINED   DEFINED   332,500
NASDAQ OMX GROUP                COM      631103108 $   15,461 $   663,691   SH      N/A     DEFINED   DEFINED   663,691
NETAPP INC                      COM      64110D104 $   17,255 $   524,800   SH      N/A     DEFINED   DEFINED   524,800
NEXTERA ENERGY INC              COM      65339F101 $   43,232 $   614,700   SH      N/A     DEFINED   DEFINED   614,700
NIKE INC                        CL B     654106103 $   19,931 $   210,000   SH      N/A     DEFINED   DEFINED   210,000
NORTHEAST UTILITIES             COM      664397106 $   21,374 $   559,100   SH      N/A     DEFINED   DEFINED   559,100
NOVARTIS A G               SPONSORED ADR 66987V109 $    4,595 $    75,000   SH      N/A     DEFINED   DEFINED    75,000
NUANCE COMMUNICATIONS INC       COM      67020Y100 $   12,965 $   520,900   SH      N/A     DEFINED   DEFINED   520,900
OCCIDENTAL PETROLEUM CORP       COM      674599105 $   20,121 $   233,800   SH      N/A     DEFINED   DEFINED   233,800
ORACLE CORP                     COM      68389X105 $   26,093 $   828,600   SH      N/A     DEFINED   DEFINED   828,600
PNC FINANCIAL SERVICES
   GROUP                        COM      693475105 $   12,620 $   200,000   SH      N/A     DEFINED   DEFINED   200,000
PEPSICO INC                     COM      713448108 $   36,588 $   517,000   SH      N/A     DEFINED   DEFINED   517,000
PFIZER INC                      COM      717081103 $   59,267 $ 2,385,000   SH      N/A     DEFINED   DEFINED 2,385,000
PHILIP MORRIS INTL INC          COM      718172109 $   22,035 $   245,000   SH      N/A     DEFINED   DEFINED   245,000
PRICELINE COM INC             COM NEW    741503403 $   12,808 $    20,700   SH      N/A     DEFINED   DEFINED    20,700
PROCTER & GAMBLE CO             COM      742718109 $   46,298 $   667,500   SH      N/A     DEFINED   DEFINED   667,500
PRUDENTIAL FINL INC             COM      744320102 $   22,333 $   409,700   SH      N/A     DEFINED   DEFINED   409,700
QUALCOMM INC                    COM      747525103 $   43,137 $   690,300   SH      N/A     DEFINED   DEFINED   690,300
RAYONIER INC                    COM      754907103 $    7,008 $   143,000   SH      N/A     DEFINED   DEFINED   143,000
REPUBLIC SVCS INC               COM      760759100 $   12,960 $   471,100   SH      N/A     DEFINED   DEFINED   471,100
SCHLUMBERGER LTD COM            COM      806857108 $   23,326 $   322,500   SH      N/A     DEFINED   DEFINED   322,500
SOUTHWESTERN ENERGY CO          COM      845467109 $   19,602 $   563,600   SH      N/A     DEFINED   DEFINED   563,600
STARBUCKS CORP                  COM      855244109 $   28,410 $   559,800   SH      N/A     DEFINED   DEFINED   559,800
STARWOOD HOTELS&RESORTS
   WRLD                         COM      85590A401 $   10,862 $   187,400   SH      N/A     DEFINED   DEFINED   187,400
STERICYCLE INC                  COM      858912108 $   17,425 $   192,499   SH      N/A     DEFINED   DEFINED   192,499
SYMANTEC CORP                   COM      871503108 $   16,762 $   931,200   SH      N/A     DEFINED   DEFINED   931,200
THERMO FISHER CORP              COM      883556102 $   29,709 $   505,000   SH      N/A     DEFINED   DEFINED   505,000
TIME WARNER INC                 COM      887317303 $   11,423 $   252,000   SH      N/A     DEFINED   DEFINED   252,000
TOTAL SA                   SPONSORED ADR 89151E109 $   18,903 $   377,300   SH      N/A     DEFINED   DEFINED   377,300
TRAVELERS COS INC               COM      89417E109 $   10,901 $   159,700   SH      N/A     DEFINED   DEFINED   159,700
ULTRA PETE CORP                 COM      903914109 $    8,915 $   405,600   SH      N/A     DEFINED   DEFINED   405,600
UNITED PARCEL SVC INC           CL B     911312106 $   34,669 $   484,400   SH      N/A     DEFINED   DEFINED   484,400
UNITED TECHNOLOGIES CORP        COM      913017109 $   45,917 $   586,500   SH      N/A     DEFINED   DEFINED   586,500
UNVL HEALTH SERVICES INC        CL B     913903100 $   17,377 $   380,000   SH      N/A     DEFINED   DEFINED   380,000
VERIFONE SYSTEMS INC            COM      92342Y109 $    9,748 $   350,000   SH      N/A     DEFINED   DEFINED   350,000
VISA INC                      COM CL A   92826C839 $   20,612 $   153,500   SH      N/A     DEFINED   DEFINED   153,500
WAL-MART STORES INC             COM      931142103 $   35,424 $   480,000   SH      N/A     DEFINED   DEFINED   480,000
WASTE MGMT INC DEL              COM      94106L109 $   14,115 $   440,000   SH      N/A     DEFINED   DEFINED   440,000
WELLS FARGO & CO NEW            COM      949746101 $   37,500 $ 1,086,000   SH      N/A     DEFINED   DEFINED 1,086,000
WESTERN UNION CO                COM      959802109 $   12,882 $   707,000   SH      N/A     DEFINED   DEFINED   707,000
WHITING PETE CORP               COM      966387102 $   14,214 $   300,000   SH      N/A     DEFINED   DEFINED   300,000
YUM BRANDS INC                  COM      988498101 $    9,958 $   150,100   SH      N/A     DEFINED   DEFINED   150,100
                                                   $3,046,288 $69,465,692